Subordinated Debentures - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 27, 2007	Jun. 30, 2006
Subordinated Debenture [Line Items]
Trust Preferred Securities to investors	$ 6,000,000	$ 4,000,000
Debentures, Maturity date	2037	2036
London Interbank Offer Rate	1.40%	1.65%
Junior Subordinated Debt
Subordinated Debenture [Line Items]
Junior subordinated deferrable interest debentures	$ 6,186,000	$ 4,124,000